Condensed Financial Information of Tingo Group, Inc (Details) - Schedule of consolidated statements of operations without tingo (Parentheticals) - Parent Company [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Condensed Income Statements, Captions [Line Items]
Basic and diluted loss per share	$ (0.36)	$ (0.32)
Basic and diluted	129,345,764	112,562,199